Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Balance of unrecognized tax benefits as at beginning of the year	$ 7,037	$ 3,692	$ 6,231
Decreases for positions related to prior years	(258)	(336)	(2,539)
Balance of unrecognized tax benefits as at end of the year	6,779	7,037	3,692
Dropdown Predecessor [Member]
Income Tax Contingency [Line Items]
Increase for positions attributable to the Dropdown Predecessor		$ 3,681